4. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 3) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option Plan And Stock-Based Compensation Tables
Non-vested as of beginning of period	862,135	5,389,583	882,950
Weighted-Average Grant-Date Fair Value, Non-vested, beginning of period	$ 0.25	$ 0.3	$ 0.20
Granted	1,777,000	708,000	6,130,000
Weighted-Average Grant-Date Fair Value, Granted	$ 0.68	$ 0.21	$ 0.3
Forfeited	(552,970)	(2,655,000)	0
Weighted-Average Grant-Date Fair Value, Forfeited	$ 0.62	$ 0.3	$ 0
Vested	(1,282,998)	(2,580,448)	(1,623,367)
Weighted-Average Grant-Date Fair Value, Vested	$ 0.51	$ 0.29	$ 0.27
Non-vested as of end of period	803,167	862,135	5,389,583
Weighted-Average Grant-Date Fair Value, Non-vested, ending balance	$ 0.56	$ 0.25	$ 0.3